UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08332

Emerging Markets Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	December 31

Date of Reporting Period:	September 30, 2008

Item 1. Schedule of Investments

Emerging Markets Portfolio	as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 86.6%

Security	Shares	Value
Chemicals — 3.2%
Makhteshim-Agan Industries, Ltd.	120,066	$766,167
Taiwan Fertilizer Co., Ltd.	166,000	310,380
The Israel Corp., Ltd.	1,745	1,328,241
		$2,404,788
Commercial Banks — 10.8%
Banco do Brasil S.A.	163,350	$1,895,214
Bangkok Bank PCL	448,200	1,374,004
Credicorp, Ltd.	8,114	486,678
Grupo Financiero Banorte SAB de C.V.	526,650	1,672,833
Industrial and Commercial Bank of China, Ltd., Class H	1,308,000	790,600
Sberbank GDR	5,830	1,537,066
Turkiye Garanti Bankasi AS (1)	105,469	249,317
		$8,005,712
Computers & Peripherals — 2.7%
Wistron Corp.	1,595,287	$1,984,326
		$1,984,326
Construction & Engineering — 1.5%
Daelim Industrial Co., Ltd.	17,432	$1,082,996
		$1,082,996
Electrical Equipment — 1.3%
Shanghai Electric Group Co., Ltd., Class H (1)	3,034,000	$925,008
		$925,008
Electronic Equipment, Instruments & Components — 2.6%
Hon Hai Precision Industry Co., Ltd.	539,350	$1,933,799
		$1,933,799
Energy Equipment & Services — 1.5%
Tenaris S.A. ADR	30,477	$1,136,487
		$1,136,487
Food & Staples Retailing — 7.6%
President Chain Store Corp.	707,000	$2,086,357
Shinsegae Co., Ltd.	2,262	1,067,622
Wal-Mart de Mexico SAB de C.V.	499,800	1,742,208
X 5 Retail Group NV GDR (1)	35,470	750,190
		$5,646,377
Food Products — 1.7%
Bunge, Ltd.	19,450	$1,228,851
		$1,228,851
Gas Utilities — 1.1%
Perusahaan Gas Negara PT	3,656,000	$815,433
		$815,433
Hotels, Restaurants & Leisure — 1.8%
Resorts World Berhad	1,789,000	$1,332,718
		$1,332,718
Household Durables — 1.1%
Desarrolladora Homex SAB de CV (1)	112,800	$833,727
		$833,727
Industrial Conglomerates — 1.5%
Barloworld, Ltd.	145,703	$1,142,127
		$1,142,127

Insurance — 3.4%
Cathay Financial Holding Co., Ltd.	1,303,303	$1,801,539
Ping An Insurance Group Co., of China, Ltd.	117,500	688,120
		$2,489,659
Internet Software & Services — 1.7%
NHN Corp. (1)	9,970	$1,278,875
		$1,278,875
Machinery — 2.4%
PT United Tractors Tbk	1,848,583	$1,794,187
		$1,794,187
Metals & Mining — 6.9%
Cia Siderurgica Nacional S.A.	42,200	$875,087
Companhia Vale do Rio Doce ADR	87,300	1,671,795
Evraz Group S.A. GDR	8,300	313,740
Impala Platinum Holdings, Ltd.	53,750	1,097,718
Mechel, ADR	20,900	375,364
Shougang Concord International Enterprises Co., Ltd.	5,556,000	800,988
		$5,134,692
Oil, Gas & Consumable Fuels — 10.8%
CNOOC, Ltd.	1,434,000	$1,611,054
OAO Gazprom ADR	45,000	1,273,500
PetroChina Co., Ltd., Class H	1,546,000	1,604,998
Petroleo Brasileiro S.A.	121,300	2,615,972
Sasol, Ltd.	20,200	862,499
		$7,968,023
Personal Products — 1.3%
Amorepacific Corp.	1,844	$997,070
		$997,070
Real Estate Management & Development — 1.0%
Guangzhou R&F Properties Co., Ltd., Class H	774,000	$710,777
		$710,777
Road & Rail — 1.1%
All America Latina Logistica S.A.	120,400	$815,795
		$815,795
Semiconductors & Semiconductor Equipment — 5.1%
Samsung Electronics Co., Ltd.	3,490	$1,599,306
Taiwan Semiconductor Manufacturing Co., Ltd.	1,276,704	2,143,303
		$3,742,609
Tobacco — 2.7%
KT&G Corp.	26,840	$2,003,260
		$2,003,260
Transportation Infrastructure — 1.0%
Cosco Pacific, Ltd.	616,000	$707,041
		$707,041
Wireless Telecommunication Services — 10.8%
America Movil SAB de CV, Class L	842,150	$1,943,765
China Mobile, Ltd.	125,500	1,257,300
Mobile TeleSystems ADR	39,600	2,217,996
MTN Group, Ltd.	182,100	2,570,559
		$7,989,620
Total Common Stocks (identified cost $77,727,353)		$64,103,957

Preferred Stocks — 4.1%

Security	Shares	Value
Electric Utilities — 4.1%
Cia Energetica de Minas Gerais	158,221	$3,059,511
		$3,059,511
Total Preferred Stocks (identified cost $1,112,124)		$3,059,511

Warrants — 8.7%

Security	Shares	Value
Commercial Banks — 0.6%
Commercial Bank of Qatar, Exp. 8/20/09 (1)	15,500	$444,385
		$444,385
Diversified Financial Services — 2.3%
Bharti Airtel, Ltd., Exp. 10/24/12 (1) (2)	96,270	$1,702,246
		$1,702,246
Electric Utilities — 0.9%
Tata Power Co., Ltd., Exp. 3/28/12 (1)	33,750	$651,713
		$651,713
Household Products — 2.6%
Hindustan Unilever, Ltd., Exp. 1/08/09 (1)	362,930	$1,948,934
		$1,948,934
Thrifts & Mortgage Finance — 2.3%
Housing Development Finance Corporation Ltd., Exp. 5/04/12 (1)	36,305	$1,656,960
		$1,656,960
Total Warrants (identified cost $7,016,843)		$6,404,238
Total Investments — 99.4% (identified cost $85,856,320)		$73,567,706
Other Assets, Less Liabilities — 0.6%		$447,903
Net Assets — 100.0%		$74,015,609

Country Concentration of Portfolio

ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt
(1)		Non-income producing security.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the aggregate value of the securities is $1,702,246 or 2.3% of the Portfolio’s net assets.

	Percentage
Country	of Net Assets	Value
Brazil	16.4%	$12,162,225
Taiwan	13.9	10,259,704
China	12.3	9,095,886
Republic of Korea	10.9	8,029,129
Russia	8.7	6,467,856
Mexico	8.4	6,192,533
India	8.0	5,959,852
South Africa	7.7	5,672,903
Indonesia	3.5	2,609,620
Israel	2.8	2,094,409
Thailand	1.9	1,374,004
Malaysia	1.8	1,332,718
Argentina	1.5	1,136,487
Peru	0.7	486,678
Qatar	0.6	444,385
Turkey	0.3	249,317
	99.4%	$73,567,706

The Portfolio did not have any open financial instruments at September 30, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$86,836,996
Gross unrealized appreciation	$7,895,350
Gross unrealized depreciation	(21,164,640)
Net unrealized depreciation	$(13,269,290)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$26,610,961
Level 2	Other Significant Observable Inputs	46,956,745
Level 3	Significant Unobservable Inputs	—
Total		$73,567,706

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Portfolio

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	November 21, 2008

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 21, 2008